Stock-Based Compensation (Tables) - Wilco Holdco Inc	12 Months Ended
Dec. 31, 2020
Summary of Activity of Service-based Units and Weighted-average Fair Market Value per Unit

The following table summarizes the activity of service-based units and respective weighted-average fair market value per unit in relation to the 2016 Plan for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Units	FMV	Units	FMV	Units	FMV
Outstanding at beginning of period	48,667,422	$0.34	43,071,537	$0.36	35,651,263	$0.40
Issued	4,170,049	$0.31	17,086,750	$0.27	15,446,621	$0.28
Forfeited	(1,985,215)	$0.31	(11,490,865)	$0.31	(8,003,118)	$0.39
Redeemed	—	—	—	—	(23,229)	$0.39

Outstanding at end of period	50,852,256	$0.32	48,667,422	$0.34	43,071,537	$0.36

Outstanding and vested at beginning of period	24,614,338	$0.38	19,244,975	$0.39	11,115,315	$0.39
Vested	6,749,005	$0.29	5,369,363	$0.36	8,152,889	$0.37
Redeemed	—	—	—	—	(23,229)	$0.39

Outstanding and vested at end of period	31,363,343	$0.36	24,614,338	$0.38	19,244,975	$0.39

Outstanding and unvested at end of period	19,488,913	$0.25	24,053,084	$0.29	23,826,562	$0.34

Summary of Activity of Performance-based Units and Weighted-average Fair Market Value per Unit

The following table summarizes the activity of performance-based units and respective weighted-average fair market value per unit in relation to the 2016 Plan for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Units	FMV	Units	FMV	Units	FMV
Outstanding at beginning of period	35,075,204	$0.18	35,532,014	$0.25	34,398,044	$0.30
Issued	4,170,049	$0.19	17,086,750	$0.09	15,446,621	$0.17
Forfeited	(4,180,426)	$0.23	(17,543,560)	$0.23	(14,312,651)	$0.29

Outstanding at end of period	35,064,827	$0.16	35,075,204	$0.18	35,532,014	$0.25

Outstanding and unvested at beginning of period	35,064,827	$0.16	35,075,204	$0.18	35,532,014	$0.25

Summary of Fair Value of Black-Scholes Option Pricing Model

	2020	2019	2018
Risk-free interest rate	0.1%	2.3%	2.4%
Term	1 year	2 years	3 years
Volatility	72.5%	30.0%	35.0%
Expected dividend	—%	—%	—%